One Financial Way
Cincinnati, Ohio 45242
(OHIO NATIONAL FINANCIAL LOGO)
Post Office Box 237
Cincinnati, Ohio 45201-0237
Telephone: 513-794-6100
October 22, 2010
Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re:	Ohio National Variable Account A (1933 Act File No. 164069; 1940 Act File No. 811-1978) Form N-4
Ladies and Gentlemen:
Attached hereto is post-effective amendment No. 1 to the Oncore Flex II registration statement. We are filing this post-effective amendment to add new versions of the GLWB and Joint GLWB riders and single and joint versions of a Premium Protection death benefit and Premium Protection Plus death benefit.
The registrant is requesting selective review of the above-referenced post-effective amendment pursuant to Securities Act Release No. 6510 (Feb. 15, 1984) (“Release”). Registrant notes that the Commission staff has encouraged registrants to request selective review of their filings pursuant to the Release. 1996 Industry Comment Letter at p. 6, par. D.1. The Release states that the Commission staff “will try to notify each registrant promptly concerning what level of review will be accorded their filing.” The Release further states that “the staff expects to notify registrants concerning the status of their filings within ten calendar days of the filing date.”
In support of its request, the registrant notes that it is contemporaneously filing 10 post-effective amendments, including the one that accompanies this letter, to its Form N-4 registration statements to add certain optional riders to the variable annuity contracts described therein. The riders contained in these post-effective amendments are identical and the related disclosure changes are substantially identical. In addition, the disclosures relating to the new GLWB riders, which in most respects are the same as the existing GLWB riders, are largely the same as the existing GLWB disclosures that the Commission staff previously reviewed and that are part of currently effective registration statements. Finally, the portions of the prospectuses unrelated to the riders are not being changed.
Accordingly, the registrant respectfully submits that the Commission staff can focus its review on the disclosure changes relating to the riders, and that, to the extent the staff has reviewed the existing GLWB disclosures and the disclosure changes in one of the 10 post-effective amendments, it will already be familiar with the features described in the other 9 post-effective amendments. For the convenience of the staff, the registrant is providing a courtesy copy of the prospectuses contained in the 10 post-effective amendments marked to show the changes effected thereby.
The registrant acknowledges that should the Commission or the Staff, acting pursuant to delegated authority, declare the filings effective or permit them to go effective on their own, the Commission is not foreclosed from taking any action with respect to the filings. The registrant also acknowledges that the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filings effective or allowing them to go effective on their own, does not relieve the registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filings and that the registrant may not assert such action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
Please feel free to contact me at (513) 794-6278 or Richard Choi at (202) 965-8127 if you have any questions or comments.

Sincerely,
/s/ Kimberly A. Plante
Kimberly A. Plante
Associate Counsel